UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington,  D.C.  20549

FORM 13F
FORM13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	      	New Amsterdam Partners, LLC
Address:	475 Park Avenue South, 20th Floor
	        New York, NY, 10016

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	      Michelle R. Clayman
Title:	      Manager
Phone:	      212-689-1500
Signature, Place, and Date of Signing:

	Michelle R. Clayman 	New York, New York	August 3, 2000

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:        72

Form 13F Information Table Value Total:  $1024818


List of Other Included Managers:

No.	13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANTA Corp Cl A              COM              007942105     1186    97300 SH       SOLE                    13000             84300
AES Corp.                      COM              00130H105    39308   861540 SH       SOLE                   418640            442900
AXA Financial Inc              COM              002451102     5452   160350 SH       SOLE                    80250             80100
Alltel Corp                    COM              020039103     5608    90550 SH       SOLE                    31350             59200
Altera Corporation             COM              021441100    29267   287110 SH       SOLE                   130010            157100
American Power Conversion      COM              029066107    46608  1142000 SH       SOLE                   552650            589350
Amgen Inc                      COM              031162100    38290   545050 SH       SOLE                   275700            269350
Applied Materials              COM              038222105     9914   109400 SH       SOLE                    71600             37800
Atmel Corp                     COM              049513104     8699   235900 SH       SOLE                   116500            119400
BellSouth Corporation          COM              079860102     8154   191304 SH       SOLE                   125804             65500
Black Box Corporation          COM              091826107    14484   182940 SH       SOLE                    66740            116200
Blyth Industries Inc.          COM              09643P108     1257    42600 SH       SOLE                                      42600
Bristol Meyers Squibb          COM              110122108      384     6600 SH       SOLE                                       6600
CNF Transportation             COM              12612W104     6951   305540 SH       SOLE                   160840            144700
Cable Design Tech CP -CL       COM              126924109    17992   537080 SH       SOLE                   248080            289000
Calpine Corporation            COM              131347106    42757   650300 SH       SOLE                   306100            344200
CenturyTel Inc                 COM              156700106     1311    45600 SH       SOLE                                      45600
Cisco Systems Inc              COM              17275R102    12592   198100 SH       SOLE                   127500             70600
Citigroup Inc                  COM              172967101     7991   132623 SH       SOLE                    88173             44450
Computer Assoc Int'l           COM              204912109      514    10050 SH       SOLE                                      10050
Conectiv Inc.                  COM              206829103      934    60000 SH       SOLE                                      60000
Countrywide Credit Ind Inc     COM              222372104    14136   466350 SH       SOLE                   210850            255500
DTE Energy Company             COM              233331107    16065   525660 SH       SOLE                   256060            269600
Dallas Semiconductor Corp      COM              235204104     3712    91100 SH       SOLE                    53800             37300
Dollar Tree Stores             COM              256747106     2611    66000 SH       SOLE                    15000             51000
EMC Corp/Mass                  COM              268648102    38244   497080 SH       SOLE                   253580            243500
Edwards A.G. Inc               COM              281760108    17676   453230 SH       SOLE                   195430            257800
Electronics for Imaging        COM              286082102     8964   354150 SH       SOLE                   167650            186500
Equifax Inc.                   COM              294429105     1746    66500 SH       SOLE                    15800             50700
Express Scripts Inc-Cl A       COM              302182100    21834   351450 SH       SOLE                   181550            169900
Franklin Resources             COM              354613101     8995   296120 SH       SOLE                   157120            139000
Furniture Brands Intl Inc      COM              360921100    14270   943470 SH       SOLE                   493770            449700
General Mills                  COM              370334104    19029   497500 SH       SOLE                   257200            240300
Health Management              COM              421933102    13176  1008677 SH       SOLE                   452139            556538
Jones Apparel Group Inc        COM              480074103    19996   850900 SH       SOLE                   424000            426900
Kemet Corp                     COM              488360108     7336   292700 SH       SOLE                   151100            141600
Kimberly Clark Corp            COM              494368103     9978   173900 SH       SOLE                   119400             54500
Knight-Ridder Inc              COM              499040103    16631   312690 SH       SOLE                   130990            181700
Lehman Brothers Holdings       COM              524908100    17929   189600 SH       SOLE                    71000            118600
Linear Technology Corp.        COM              535678106     2673    41800 SH       SOLE                    41800
Lowes Co                       COM              548661107    16611   404540 SH       SOLE                   213890            190650
Manitowoc Company Inc.         COM              563571108     4252   158950 SH       SOLE                    54050            104900
Mattel Inc.                    COM              577081102     5557   421413 SH       SOLE                   125214            296199
Maxim Integrated Products      COM              57772K101    33337   490700 SH       SOLE                   198500            292200
Merrill Lynch & Co. Inc.       COM              590188108    12592   109500 SH       SOLE                    72100             37400
Microsoft Corp                 COM              594918104     8200   102500 SH       SOLE                    63700             38800
Navistar International         COM              63934E108     1078    34700 SH       SOLE                     4500             30200
Networks Associates Inc        COM              640938106      204    10000 SH       SOLE                    10000
Omnicom Group Inc              COM              681919106    26937   302450 SH       SOLE                   157900            144550
OutBack Steakhouse Inc         COM              689899102    17238   589350 SH       SOLE                   273250            316100
Praxair Inc                    COM              74005P104    14857   396840 SH       SOLE                   194290            202550
Remedy Corp                    COM              759548100    22260   399280 SH       SOLE                   166580            232700
Rohm & Haas                    COM              775371107    14728   426900 SH       SOLE                   160100            266800
SLM Holding Corp               COM              78442A109    12712   339550 SH       SOLE                   158700            180850
Safeway Inc                    COM              786514208    23103   513390 SH       SOLE                   267190            246200
Sanmina Corp                   COM              800907107    28937   338440 SH       SOLE                   120140            218300
Schering Plough Corp           COM              806605101    22904   453550 SH       SOLE                   240550            213000
Sealed Air Corporation         COM              81211K100    18291   349240 SH       SOLE                   157190            192050
Solectron Corp                 COM              834182107    12613   301200 SH       SOLE                   189200            112000
Southdown Inc                  COM              841297104    20481   354650 SH       SOLE                   183650            171000
Sprint Corp                    COM              852061100    20275   397550 SH       SOLE                   203100            194450
TJX Companies                  COM              872540109     8109   432472 SH       SOLE                   166372            266100
Target Corp                    COM              87612E106     9506   163900 SH       SOLE                   113100             50800
Torchmark Corp                 COM              891027104      573    23200 SH       SOLE                    20800              2400
Tosco Corporation              COM              891490302    23550   831800 SH       SOLE                   401200            430600
Union Carbide Corp Hldg        COM              905581104     6009   121400 SH       SOLE                    76900             44500
Veritas Software Corp          COM              923436109    30035   265764 SH       SOLE                   123964            141800
Vishay Intertechnology Inc     COM              928298108     9777   257705 SH       SOLE                   123905            133800
Waters Corporation             COM              941848103     6325    50675 SH       SOLE                    23375             27300
Watson Pharmaceuticals Inc     COM              942683103    22164   412360 SH       SOLE                   179960            232400
Wellpoint Health Networks Inc- COM              94973H108    16743   231135 SH       SOLE                   110235            120900
Xilinx Inc.                    COM              983919101      206     2500 SH       SOLE                                       2500